NOTES RECEIVABLE	12 Months Ended
Jun. 30, 2018
Receivables [Abstract]
Notes Receivable [Text Block]
NOTE 5. NOTES RECEIVABLE

Notes receivables represented the non-interest bearing commercial bills the Company received from the customers for the purpose of collection of sales amount, which ranged from three to six months from the date of issuance. As of June 30, 2017 and 2018, notes receivable was ¥6,112,960 and ¥3,995,962 ($603,638), respectively, As of June 30, 2018, no notes receivable was guaranteed or collateralized.